Unaudited Condensed Consolidated Interim Statements of Cash Flows - RUB (₽) ₽ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES:
Net income for the period	₽ 650,682	₽ 514,011
Adjusted for non-cash items and items not affecting cash flow from operating activities:
Depreciation and amortization	368,310	333,827
Net finance costs	199,727	278,987
Net foreign exchange (gain)/loss	(94,768)	36,128
Other non-cash items	(2,104)	572
Management incentive agreement, including social taxes	106,547	97,364
Share grant to the Board of Directors	10,757	3,145
Share of loss of equity-accounted investees, net of income tax	24,746	5,048
Income tax expense	306,459	351,483
Change in trade receivables and other operating assets	31,707	(46,546)
Change in contract liabilities	(14,405)	(25,127)
Change in trade and other payables	(154,814)	87,263
Change in other liabilities	(17,504)
Income tax paid	(158,586)	(450,521)
Interest paid	(209,892)	(173,269)
Net cash generated from operating activities	1,046,862	1,012,365
INVESTING ACTIVITIES:
Acquisition of equity-accounted investee		(234,729)
Acquisition of intangible assets	(42,223)	(52,070)
Acquisition of property and equipment	(103,946)	(118,031)
Loans issued to equity-accounted investees	(11,541)
Interest received	27,011	44,108
Net cash used in investing activities	(130,699)	(360,722)
FINANCING ACTIVITIES:
Bank and other loans repaid	(540,000)	(565,000)
Payment for lease liabilities	(24,394)	(24,740)
Dividends paid to non-controlling interest	(66,975)	(76,700)
Net cash used in financing activities	(631,369)	(666,440)
Net increase/(decrease) in cash and cash equivalents	284,794	(14,797)
Cash and cash equivalents, beginning of period	2,089,215	2,861,110
Effect of exchange rate changes on cash	51,913	(72,800)
Cash and cash equivalents, end of period	₽ 2,425,922	₽ 2,773,513